Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 10, 2017	Dec. 31, 2017	Oct. 05, 2017	Aug. 31, 2017	Dec. 31, 2016	Mar. 31, 2013
Subsequent events
Common stock shares authorized		120,000,000			120,000,000
Common stock, par value per share		$ 0.001			$ 0.001	$ 0.001
Gross proceeds		$ 125,658
Common stock, outstanding		27,284,140			10,196,292
IPO
Subsequent events
Issuance of stock (in shares)	8,107,500
Minimum price per share	$ 17.00			$ 1.00
Gross proceeds	$ 137,828
Net proceeds	$ 125,658
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares)	17,406,338
Maximum | Underwriter option to purchase
Subsequent events
Issuance of stock (in shares)	1,057,500
Common stock
Subsequent events
Common stock shares authorized			120,000,000
Common stock, par value per share			$ 0.001
Preferred stock
Subsequent events
Preferred stock, authorized			10,000,000
Preferred stock par value per share			$ 0.001